DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Health and safety tax	$ 21,521	$ 19,787
Withholdings and perceptions made to third parties	318,858	134,623
Turnover Tax	137,564	245,389
Tax on exports	173,487	0
VAT	0	104,518
Others	14,623	21,675
Total	666,053	525,992
Non-current [Abstract]
Health and safety tax	0	0
Withholdings and perceptions made to third parties	0	0
Turnover Tax	0	0
Tax on exports	0	0
VAT	0	0
Others	0	0
Total	$ 0	$ 0